Off-Balance Sheet Financial Instruments and Guarantees (Tables)	12 Months Ended
Dec. 31, 2012
Off-Balance Sheet Financial Instruments and Guarantees [Abstract]
Schedule of Fair Value, Off-balance Sheet Risks [Table Text Block]

	December 31,
	2012	2011
	(In Thousands)
Commitments to grant loans	$17,582	$43,081
Unfunded commitments under lines of credit	42,735	29,255
Standby letters of credit	6,128	11,892
	$66,445	$84,228